Earnings (Loss) per Ordinary Share - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	$ (191)	$ 63	$ (85)
Net impairment (impairment reversal) and derecognition of assets	298	(16)	2
Net (profit) loss on disposal of assets	(8)	4	9
Special items of associates and joint ventures	0	0	3
Exchange loss on foreign currency translation reserve release	0	60	0
Taxation on items above	(72)	0	(2)
Headline earnings (loss)	$ 27	$ 111	$ (73)
Basic weighted average number of ordinary shares outstanding	415,440,077	412,585,042	409,606,858
Diluted headline earnings (loss)	$ 27	$ 111	$ (73)
Diluted weighted average number of ordinary shares outstanding	415,440,077	414,706,400	409,606,858
Basic headline earnings (loss) per share (cents per share)	$ 0.06	$ 0.27	$ (0.18)
Diluted headline earnings (loss) per share (cents per share)	$ 0.06	$ 0.27	$ (0.18)